UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09140

                  Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.2%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,466	$34
DFA Inflation Protected Securities Portfolio - Institutional Shares	72,270	840
DFA International Core Equity Portfolio - Institutional Shares	2,197	32
DFA Large Cap International Portfolio - Institutional Shares	2,744	65
DFA LTIP Portfolio - Institutional Shares	20,758	194
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	4,423	100
DFA U.S. Large Company Portfolio - Institutional Shares	4,957	101

TOTAL MUTUAL FUNDS (Identified Cost $1,254)		1,366

TOTAL LONG TERM INVESTMENTS—98.2% (Identified Cost $1,254)		1,366

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	649	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.3% (Identified Cost $1,255)		1,367(1)

Other assets and liabilities, net—1.7%		24

NET ASSETS—100.0%		$1,391

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,366	$1,366
Short-Term Investment	1	1
Total Investments	$1,367	$1,367

There were no Level 2 securities (significant observable inputs) or Level 3 or (significant unobservable inputs) priced securities at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.1%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,828	$43
DFA Inflation Protected Securities Portfolio - Institutional Shares	48,437	563
DFA International Core Equity Portfolio - Institutional Shares	2,746	40
DFA Large Cap International Portfolio - Institutional Shares	3,222	76
DFA LTIP Portfolio - Institutional Shares	38,856	363
DFA Short-Term Extended Quality Portfolio - Institutional Shares	1,413	15
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	1,540	15
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	5,230	118
DFA U.S. Large Company Portfolio - Institutional Shares	5,732	117

TOTAL MUTUAL FUNDS (Identified Cost $1,207)		1,350

TOTAL LONG-TERM INVESTMENTS—98.1% (Identified Cost $1,207)		1,350

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	505	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.2% (Identified Cost $1,208)		1,351(1)

Other assets and liabilities, net—1.8%		24

NET ASSETS—100.0%		$1,375

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,350	$1,350
Short-Term Investment	1	1
Total Investments	$1,351	$1,351

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.8%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,862	$91
DFA Inflation Protected Securities Portfolio - Institutional Shares	26,331	306
DFA International Core Equity Portfolio - Institutional Shares	5,862	84
DFA Large Cap International Portfolio - Institutional Shares	7,082	168
DFA LTIP Portfolio - Institutional Shares	75,930	709
DFA Short-Term Extended Quality Portfolio - Institutional Shares	6,946	74
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	7,544	75
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	11,465	259
DFA U.S. Large Company Portfolio - Institutional Shares	12,568	258

TOTAL MUTUAL FUNDS (Identified Cost $1,773)		2,024

TOTAL LONG-TERM INVESTMENTS—98.8% (Identified Cost $1,773)		2,024

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	929	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.9% (Identified Cost $1,774)		2,025(1)

Other assets and liabilities, net—1.1%		23

NET ASSETS—100.0%		$2,048

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$2,024	$2,024
Short-Term Investment	1	1
Total Investments	$2,025	$2,025

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.4%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,510	$83
DFA International Core Equity Portfolio - Institutional Shares	5,526	80
DFA Large Cap International Portfolio - Institutional Shares	6,621	157
DFA LTIP Portfolio - Institutional Shares	48,488	453
DFA Short-Term Extended Quality Portfolio - Institutional Shares	8,521	91
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	9,255	91
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	10,911	247
DFA U.S. Large Company Portfolio - Institutional Shares	11,929	244

TOTAL MUTUAL FUNDS (Identified Cost $1,196)		1,446

TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $1,196)		1,446

SHORT-TERM INVESTMENT—0.0(2)%
Money Market Mutual Fund(1)—0.0%(2)
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	382	—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—(3)

TOTAL INVESTMENTS—98.4% (Identified Cost $1,196)		1,446(1)

Other assets and liabilities, net—1.6%		24

NET ASSETS—100.0%		$1,470

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Percentage is less than 0.05%
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,446	$1,446
Short-Term Investment	—(1)	—(1)
Total Investments	$1,446	$1,446

(1)Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.6%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,580	$132
DFA International Core Equity Portfolio - Institutional Shares	8,751	126
DFA Large Cap International Portfolio - Institutional Shares	10,601	251
DFA LTIP Portfolio - Institutional Shares	24,653	230
DFA Short-Term Extended Quality Portfolio - Institutional Shares	15,471	166
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	16,601	164
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	17,571	397
DFA U.S. Large Company Portfolio - Institutional Shares	19,156	392

TOTAL MUTUAL FUNDS (Identified Cost $1,523)		1,858

TOTAL LONG-TERM INVESTMENTS—98.6% (Identified Cost $1,523)		1,858

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	817	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.7% (Identified Cost $1,524)		1,859(1)

Other assets and liabilities, net—1.3%		24

NET ASSETS—100.0%		$1,883

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,858	$1,858
Short-Term Investment	1	1
Total Investments	$1,859	$1,859

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.5%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,519	$130
DFA International Core Equity Portfolio - Institutional Shares	8,558	123
DFA Large Cap International Portfolio - Institutional Shares	10,397	246
DFA Short-Term Extended Quality Portfolio - Institutional Shares	12,034	129
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	13,033	129
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	17,114	387
DFA U.S. Large Company Portfolio - Institutional Shares	18,806	386

TOTAL MUTUAL FUNDS (Identified Cost $1,191)		1,530

TOTAL LONG-TERM INVESTMENTS—98.5% (Identified Cost $1,191)		1,530

SHORT-TERM INVESTMENT—0.0%(2)
Money Market Mutual Fund(1)—0.0%(2)
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	438	—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—(3)

TOTAL INVESTMENTS—98.5% (Identified Cost $1,191)		1,530(1)

Other assets and liabilities, net—1.5%		24

NET ASSETS—100.0%		$1,554

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Amount is less than 0.05%.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,530	$1,530
Short-Term Investment	—(1)	—(1)
Total Investments	$1,530	$1,530

(1)Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.4%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,356	$150
DFA International Core Equity Portfolio - Institutional Shares	9,953	143
DFA Large Cap International Portfolio - Institutional Shares	12,061	285
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,635	39
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,999	40
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	19,888	450
DFA U.S. Large Company Portfolio - Institutional Shares	21,887	448

TOTAL MUTUAL FUNDS (Identified Cost $1,176)		1,555

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $1,176)		1,555

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	754	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.5% (Identified Cost $1,177)		1,556(1)

Other assets and liabilities, net—1.5%		24

NET ASSETS—100.0%		$1,580

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,555	$1,555
Short-Term Investment	1	1
Total Investments	$1,556	$1,556

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.5%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,328	$149
DFA International Core Equity Portfolio - Institutional Shares	9,847	142
DFA Large Cap International Portfolio - Institutional Shares	12,006	284
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,686	40
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,993	39
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	19,738	446
DFA U.S. Large Company Portfolio - Institutional Shares	21,703	445

TOTAL MUTUAL FUNDS (Identified Cost $1,165)		1,545

TOTAL LONG-TERM INVESTMENTS—98.5% (Identified Cost $1,165)		1,545

SHORT-TERM INVESTMENT—0.0%(2)
Money Market Mutual Fund(1)—0.0%(2)
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	398	—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—(3)

TOTAL INVESTMENTS—98.5% (Identified Cost $1,165)		1,545(1)

Other assets and liabilities, net—1.5%		24

NET ASSETS—100.0%		$1,569

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Amount is less than 0.05%.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,545	$1,545
Short-Term Investment	—(1)	—(1)
Total Investments	$1,545	$1,545

(1)Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.3%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,685	$134
DFA International Core Equity Portfolio - Institutional Shares	8,837	127
DFA Large Cap International Portfolio - Institutional Shares	10,755	255
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,348	36
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,626	36
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	17,889	404
DFA U.S. Large Company Portfolio - Institutional Shares	19,476	399

TOTAL MUTUAL FUNDS (Identified Cost $1,036)		1,391

TOTAL LONG-TERM INVESTMENTS—98.3% (Identified Cost $1,036)		1,391

SHORT-TERM INVESTMENT—0.0%(2)
Money Market Mutual Fund(1)—0.0%(2)
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	400	—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—(3)

TOTAL INVESTMENTS—98.3% (Identified Cost $1,036)		1,391

Other assets and liabilities, net—1.7%		25

NET ASSETS—100.0%		$1,416

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Amount is less than 0.05%.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,391	$1,391
Short-Term Investment	—(1)	—(1)
Total Investments	$1,391	$1,391

(1)Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.4%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,248	$147
DFA International Core Equity Portfolio - Institutional Shares	9,696	140
DFA Large Cap International Portfolio - Institutional Shares	11,781	279
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,652	39
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,809	38
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	19,349	437
DFA U.S. Large Company Portfolio - Institutional Shares	21,257	436

TOTAL MUTUAL FUNDS (Identified Cost $1,139)		1,516

TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $1,139)		1,516

SHORT-TERM INVESTMENT—0.0%(2)
Money Market Mutual Fund(1)—0.0%(2)
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.540%)	448	—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—(3)

TOTAL INVESTMENTS—98.4% (Identified Cost $1,139)		1,516(1)

Other assets and liabilities, net—1.6%		24

NET ASSETS—100.0%		$1,540

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Amount is less than 0.05%.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,516	$1,516
Short-Term Investment	—(1)	—(1)
Total Investments	$1,516	$1,516

(1)Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related securities held at March 31, 2018.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

MARCH 31, 2018

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

MARCH 31, 2018 (CONTINUED)

or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 2—Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 28, 2018

* Print the name and title of each signing officer under his or her signature.